Stockholders' Deficit - Schedule of Stock Option Activity - Stock Options 2014 Plan (Detail) - Stock Options 2014 Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at December 31, 2015	1,115,855	1,161,308
Shares, Granted		6,616
Shares, Exercised	0	0
Shares, Canceled/forfeited	(1,115,855)	(52,089)
Shares, Options outstanding, Ending balance		1,115,855	1,161,308
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-average exercise price, Options outstanding, Beginning balance	$ 11.23	$ 11.21
Weighted-Average Exercise Price, Granted		12.78
Weighted-average exercise price, Exercised		0
Weighted-Average Exercise Price, Canceled/forfeited		11.26
Weighted-Average Exercise Price, Options outstanding, Ending balance		$ 11.23	$ 11.21
Weighted-average contractual life, Options outstanding	8 years 7 months 2 days	9 years 7 months 2 days
Aggregate Intrinsic Value, Options outstanding	$ 0	$ 0	$ 1,827